Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income Loss Tables
Tax effect allocated to each component of other comprehensive income (loss)

Other comprehensive income (loss) components and related taxes follow:

(Dollars in thousands)

	2012	2011	2010
Unrealized holding gains on available for sale securities	$363	$2,448	$635
Less reclassification adjustments for gains included in net income	419	129	443
Net unrealized gains	(56)	2,319	192
Less tax effect	(19)	789	65
Net-of-tax amount	(37)	1,530	127

Change in funded status of post-retirement benefit plan	(34)	(23)	(21)
Tax effect	(12)	(8)	(7)
Net-of-tax amount	(22)	(15)	(14)
Total	$(59)	$1,515	$113

Schedule of Accumulated Other Comprehensive Income

Accumulated other comprehensive income, a component of equity, was comprised of the following at December 31:

(Dollars in thousands)

	2012	2011
Unrealized holding gains on available for sale securities	$3,347	$3,402
Unrecognized actuarial gains on post-retirement benefit plan	223	258
Tax effect	(1,214)	(1,245)
Net accumulated other comprehensive income	$2,356	$2,415